Income Taxes (Textual) (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Income Taxes [Line Items]
Net operating loss carryovers	1,400,000,000
Capital Loss carryovers	74,700,000
Alternative minimum tax credit carryovers	800,000
Minimum [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration year	2027
Capital Loss carryovers, expiry year	2015
Maximum [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration year	2033
Capital Loss carryovers, expiry year	2016